UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP & Infrastructure Total Return Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

Cushing MLP & Infrastructure Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

		Fair
Common Stock - 74.0%	Shares	Value
Chemicals - 5.0%
Netherlands - 1.8%
LyondellBasell Industries N.V.	17,050	$1,319,329
United States - 3.2%
Dow Inc.(1)	53,750	2,291,363
		3,610,692
Exploration & Production - 1.8%
United States - 1.8%
Brigham Minerals Inc.(1)(2)	66,599	1,331,314

Large Cap Diversified C Corps - 43.7%
Canada - 20.0%
Enbridge, Inc.(1)	138,800	4,644,248
Pembina Pipeline Corporation(1)	139,850	5,128,300
TC Energy Corporation(1)	91,400	4,683,336
United States - 23.7%
Kinder Morgan, Inc.(1)	213,650	4,330,686
ONEOK, Inc.(1)	102,423	7,300,711
Williams Companies, Inc.(1)	232,304	5,482,374
		31,569,655
Natural Gas Gatherers & Processors - 7.6%
United States - 7.6%
Targa Resources Corporation(1)	152,500	5,508,300

Yield Co - 15.9%
United Kingdom - 7.3%
Atlantica Yield Plc(1)	220,780	5,252,356
United States - 8.6%
Clearway Energy Inc.(1)	176,500	3,124,050
Pattern Energy Group Inc.(1)	113,900	3,092,385
		11,468,791
Total Common Stocks (Cost $50,953,488)		$53,488,752

MLP Investments and Related Companies - 53.3%	Units
Crude Oil & Refined Products - 4.9%
United States - 4.9%
Phillips 66 Partners L.P.(1)	40,500	$2,226,285
Shell Midstream Partners, L.P.(1)	69,250	1,330,293
		3,556,578
Large Cap Diversified C Corps - 9.0%
United States - 9.0%
Plains GP Holdings, L.P.(1)	297,600	6,523,392

Large Cap MLP - 25.4%
United States - 25.4%
Energy Transfer, L.P.(1)	516,304	7,026,897
Enterprise Products Partners, L.P.(1)	248,900	7,096,139
Magellan Midstream Partners L.P.	43,600	2,907,248
MPLX, L.P.(1)	49,084	1,369,934
		18,400,218
Marine - 4.2%
Republic of the Marshall Islands - 4.2%
GasLog Partners, L.P.(1)	158,900	3,011,155

Upstream MLPs - 3.1%
United States - 3.1%
Viper Energy Partners L.P.(1)	76,850	2,226,344

Yield Co - 6.7%
United States - 6.7%
NextEra Energy Partners, L.P.(1)	94,550	4,845,688

Total MLP Investments and Related Companies (Cost $37,636,403)		$38,563,375

Preferred Stock - 3.8%
Crude Oil & Refined Products - 0.7%
United States - 0.7%
NGL Energy Partners L.P.	20,000	$507,400

Utilities - 3.1%
United States - 3.1%
NextEra Energy Capital Holdings Inc.(1)	80,000	2,210,400

Total Preferred Stock (Cost $2,527,608)		$2,717,800

Fixed Income - 6.1%	Principal Amount
Crude Oil & Refined Products - 2.6%
United States - 2.6%
SemGroup Corporation, 6.375%, due 03/15/2025(1)	1,000,000	$950,000
Rose Rock Midstream L.P., 5.625%, due 11/15/2023(1)	1,000,000	950,000
		1,900,000
Exploration & Production - 0.7%
United States - 0.7%
Parsley Energy, Inc., 5.625%, due 10/15/2027(1)(3)	500,000	517,500

Natural Gas Gatherers & Processors - 2.8%
United States - 2.8%
DCP Midstream, L.P., 7.375%, due 06/15/2023(1)	2,075,000	1,989,967
Total Fixed Income (Cost $4,462,052)		$4,407,467

Short-Term Investments - Investment Companies - 7.7%						Shares
United States - 7.7%
First American Government Obligations Fund - Class X, 2.03%(1)(4)						2,779,662		$2,779,662
First American Treasury Obligations Fund - Class X, 2.02%(1)(4)						2,779,663		2,779,663
Total Short-Term Investments - Investment Companies (Cost $5,559,325)								$5,559,325

Total Investments - 144.9% (Cost $101,138,876)								$104,736,719
Written Options(4)(5) - (0.2)% (Premiums received $66,400)								(141,950)
Liabilities in Excess of Other Assets - (44.7)%								(32,310,860)
Net Assets Applicable to Common Stockholders - 100.0%								$72,283,909

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2019. As such, it is classified as a non-income producing security as of August 31, 2019.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of August 31, 2019, the value of these investments was $517,500 or 0.71% of total net assets.

(4)	Rate reported is the current yield as of August 31, 2019.
(5)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Dow Inc., Call Option(1)	$43.00	9/20/2019	USD	100	$4,296	$10,000	($5,704)
	Kinder Morgan, Inc., Call Option(1)	$20.00	9/20/2019	USD	100	$3,596	$5,200	($1,604)
	LyondellBasell Industries N.V., Call Option(1)	$80.00	9/20/2019	USD	100	$4,796	$7,500	($2,704)
	NextEra Energy Partners, L.P., Call Option(1)	$50.00	9/20/2019	USD	100	$8,216	$16,300	($8,084)
	ONEOK, Inc., Call Option(1)	$70.00	9/20/2019	USD	100	$9,446	$21,200	($11,754)
	ONEOK, Inc., Call Option(1)	$72.50	9/20/2019	USD	150	$13,194	$12,750	$444
	Targa Resources Corporation, Call Option(1)	$36.00	9/20/2019	USD	150	$4,344	$15,750	($11,406)
	TC Energy Corporation, Call Option(1)	$50.00	9/20/2019	USD	250	$11,590	$45,000	($33,410)
	Viper Energy Partners L.P., Call Option(1)	$30.00	9/20/2019	USD	100	$3,796	$5,750	($1,954)
	Viper Energy Partners L.P., Call Option(1)	$31.00	9/20/2019	USD	100	$3,126	$2,500	$626
						$66,400	$141,950	($75,550)

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2019	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$53,488,752	$53,488,752	$-	$-
Master Limited Partnerships and Related Companies (a)	38,563,375	38,563,375	-	-
Preferred Stock (a)	2,717,800	2,210,400	507,400
Total Equity Securities	94,769,927	94,262,527	507,400	-
Notes Senior Notes(a)	4,407,467	-	4,407,467	-
Total Notes	4,407,467	-	4,407,467	-
Other Short Term Investments (a)	5,559,325	5,559,325	-	-
Total Other	5,559,325	5,559,325	-	-
Total Assets	$104,736,719	$99,821,852	$4,914,867	$-
Liabilities Written Options	$141,950	$141,950	$-	$-
Total Liabilities	$141,950	$141,950	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2019.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2019.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Cushing MLP & Infrastructure Total Return Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date          10/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Jerry V. Swank
 Jerry V. Swank, President & Chief Executive Officer

Date          10/29/19

By (Signature and Title)         /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date          10/29/19